FINANCIAL INSTRUMENTS (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
trade receivables from contracts with customers	$ 330,000	$ 863,000	$ 18,678,000
Write-off of the loss allowance for trade receivables	4,844,000
Impairment loss	$ 800.00
Margin Clients [Member]
IfrsStatementLineItems [Line Items]
net impairment loss			860,000
Write-off of the loss allowance		5,004,000
Cash Clients [Member]
IfrsStatementLineItems [Line Items]
net impairment loss			$ 284,000
Write-off of the loss allowance		$ 2,360,000